Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Account Policies [Line Items]
Impairment of intangible assets	$ 48,249	$ 0
Customer Lists [Member]
Significant Account Policies [Line Items]
Impairment of intangible assets		0
Finite-lived intangible asset, useful life (in years)	1 year
Customer Lists [Member] | General and Administrative Expense [Member]
Significant Account Policies [Line Items]
Impairment of intangible assets	$ (48,249)